Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000194063 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194063 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194063 | B
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000194063 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000194063 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194063 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194063 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.30%
C000194063 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	90.20%
C000194065 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194065 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194065 | B
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000194065 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000194065 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194065 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194065 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.30%
C000194065 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	90.20%
C000194066 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194066 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194066 | B
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000194066 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000194066 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194066 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194066 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.30%
C000194066 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	90.20%
C000241878 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.90%
C000241878 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241878 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.10%
C000241878 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241878 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241878 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241878 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241878 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241878 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241878 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241878 | Germany
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241878 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241878 | India
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241878 | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241878 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241878 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241878 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.30%
C000241878 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.30%
C000241878 | France
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241878 | United States
Holdings [Line Items]
Percent of Total Investments	58.40%
C000241877 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.90%
C000241877 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241877 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.10%
C000241877 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241877 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241877 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241877 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241877 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241877 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241877 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241877 | Germany
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241877 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241877 | India
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241877 | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241877 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241877 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241877 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.30%
C000241877 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.30%
C000241877 | France
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241877 | United States
Holdings [Line Items]
Percent of Total Investments	58.40%
C000241880 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241880 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241880 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241880 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_277276101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241880 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241880 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000241880 | France
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241880 | United States
Holdings [Line Items]
Percent of Total Investments	62.70%
C000241880 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241880 | Italy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241880 | Canada
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241880 | Japan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000241881 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241881 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241881 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241881 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_277276101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241881 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241881 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000241881 | France
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241881 | United States
Holdings [Line Items]
Percent of Total Investments	62.70%
C000241881 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241881 | Italy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241881 | Canada
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241881 | Japan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000241879 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241879 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241879 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241879 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_277276101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241879 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241879 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000241879 | France
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241879 | United States
Holdings [Line Items]
Percent of Total Investments	62.70%
C000241879 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241879 | Italy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241879 | Canada
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241879 | Japan
Holdings [Line Items]
Percent of Total Investments	10.20%